[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER, LLP]

(212) 318-6557 allisonliberto@paulhastings.com
August 15, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Empire State Municipal Exempt Trust,
Series 185 (the “Trust”);
(No. 333-135763) Rule 497(j)

Gentlemen:

On behalf of Glickenhaus & Co., Depositor of the above-captioned Trust, and pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), we hereby certify that:

(1)
The form of Prospectus that would have been filed pursuant to Rule 497(b) of the Securities Act would not have differed from that contained in Amendment No. 1 to the Trust’s registration statement on Form S-6; and

(2)	Amendment No. 1 was filed electronically with the Securities and Exchange Commission on August 14, 2008, pursuant to Rule 487 of the Securities Act (accession no. 0001116679-08-001789).

Very truly yours,

/s/Allison Liberto
Allison Liberto
Paralegal